RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances

The amount due from related parties, current of $48,614 and amount due from related parties, non-current of $33,489 as of December 31, 2022 primarily consists of shareholder loans of $52,424 and $29,613, respectively, to Horus and Recursos, each the Company’s 49% owned affiliates in Mexico with the remaining 51% ownership by a Korean investor. No amount was due as of December 31, 2022.

The amount due to related parties as of December 31, 2022 was not material.

Guarantees and loans

Dr. Shawn Qu fully guaranteed loan facilities from two Chinese banks of RMB135,000 ($20,648) in 2020, and from a Chinese bank of RMB12,000 ($1,882) in 2021, respectively. No amount was drawn down under the facilities as of December 31, 2020 and 2021. Dr. Shawn did not guarantee loan facilities of the Company in 2022.

The Company granted 26,073 restricted share units to Dr. Shawn Qu in 2020 on account of his having guaranteed these loan facilities. No grants were made in 2021 and 2022.

Sales and purchase contracts with affiliates

In 2020, 2021 and 2022, the Company provided asset management service to CSIF, the Company’s 14.64% owned affiliate in Japan, in the amount JPY394,506 ($3,723), JPY829,053 ($7,541) and JPY545,131 ($4,180), respectively, and provided O&M service to CSIF in the amount of JPY805,021 ($7,564), JPY981,161 ($9,195) and JPY914,933 ($7,036), respectively.

20. RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

Sales and purchase contracts with affiliates (Continued)

In 2022, the Company sold modules to Salgueiro I Renewable Energy S.A., Salgueiro II Renewable Energy S.A. and Salgueiro III Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amounts of $119, $119 and $119, respectively. In 2021, the Company sold modules to these affiliates in the amounts of $105, $105 and $114, respectively. In 2020, the Company sold modules to these affiliates in the amounts of $11,636, $9,996 and $9,403, respectively.

In 2022, the Company sold modules to Francisco SA I Renewable Energy S.A., Francisco SA II Renewable Energy S.A. and Francisco SA III Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amounts of $220, $211 and $211, respectively. In 2021, the Company sold modules to these affiliates in the amounts of $7,170, $7,592 and $8,121, respectively.

In 2022, the Company sold modules to Lavras I Solar Renewable Energy S.A, the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amounts of $202. In 2021, the Company sold modules to Lavras I Solar Renewable Energy S.A., Lavras II Solar Renewable Energy S.A., Lavras III Solar Renewable Energy S.A., Lavras IV Solar Renewable Energy S.A. and Lavras V Solar Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amounts of $5,707, $5,842, $6,049, $6,233 and $6,233, respectively.

In 2022, the Company provided battery storage solutions to Sonoran West Solar Holdings, LLC. and Sonoran West Solar Holdings 2, LLC, each the Company’s 20% owned affiliate in the United States held through RE Crimson Holdings LLC with the remaining 80% ownership by a Canadian infrastructure fund, in the amounts of $207,728 and $159,655, respectively. In 2021, the Company provided battery storage solutions to these affiliates in the amounts of $12,822 and $6,955, respectively.

In 2021 and 2022, the Company purchased raw materials from Yancheng Jiwa New Material Technology Co., Ltd., the Company’s 10.91% owned affiliate with the remaining 89.09% ownership by Chinese investors, in the amount of RMB10,831 ($1,688) and RMB34,772 ($5,192), respectively.

In 2021, the Company sold modules to Jaiba 3 Renewable Energy S.A., Jaiba 4 Renewable Energy S.A. and Jaiba 9 Renewable Energy S.A., each the Company’s 20% owned affiliate in Brazil with the remaining 80% ownership by Chinese investors, in the amounts of $834, $3,210 and $3,046, respectively. In 2020, the Company sold modules to these affiliates in the amounts of $5,971, $3,696 and $1,372, respectively.

In 2020 and 2021, the Company sold two and two solar power projects to CSIF in the amount of JPY888,000 ($8,392) and JPY30,601,181 ($282,133), respectively.

In 2020 and 2021, the Company purchased raw materials from Luoyang Jiwa New Material Technology Co., Ltd., the Company’s 10.91% owned affiliate with the remaining 89.09% ownership by Chinese investors, in the amount of RMB31,388 ($4,545) and RMB19,378 ($2,995), respectively.

In 2020, the Company provided EPC services to Lavras Solar Holding S.A., the Company’s 20% owned affiliate in Brazil, in the amount of BRL5,061 ($974).

In December 2020, the Company fully disposed of its ownership of Suzhou iSilver Materials Co., Ltd. for cash and exchange of shares with an unrelated third party. From January 1, 2020 through the date of disposal, the Company purchased raw materials in the amount of RMB168,032 ($24,301) from this former affiliate.

In July 2020, the Company fully disposed of its ownership of Suzhou Kzone Equipment Technology Co., Ltd. for cash to an unrelated third party. From January 1, 2020 through the date of disposal, the Company purchased raw materials in the amount of RMB7,381 ($1,048) from this former affiliate.